Intangible assets	6 Months Ended
Feb. 29, 2024
Intangible assets
Intangible assets

8. Intangible assets

	Intellectual		Trade
	property	Software	name	Backlog	Website	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2022	1,035,070	101,775	98,294	79,550	18,858	1,333,547
Currency translation	—	—	6,057	4,556	1,211	11,824
Balance at August 31, 2023	1,035,070	101,775	104,351	84,106	20,069	1,345,371
Currency translation	—	—	(657)	(510)	(131)	(1,298)
Balance at February 29, 2024	1,035,070	101,775	103,694	83,596	19,938	1,344,073

Accumulated depreciation
Balance at August 31, 2022	159,089	24,700	14,439	19,830	2,819	220,877
Depreciation	103,508	12,920	20,426	16,911	4,005	157,770
Balance at August 31, 2023	262,597	37,620	34,865	36,741	6,824	378,647
Depreciation	51,753	7,270	10,478	8,510	2,015	80,026
Balance at February 29, 2024	314,350	44,890	45,343	45,251	8,839	458,673

Net carrying amount
As at August 31, 2023	772,473	64,155	69,486	47,365	13,245	966,724
As at February 29, 2024	720,720	56,885	58,351	38,345	11,099	885,400